UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment  [  ];  Amendment Number:

This Amendment:   [  ]  is a restatement.
                  [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             JBT CAPITAL INC.
Address:          900 Third Avenue, 11th Floor
                  Suite 1103
                  New York, NY 10022

Form 13F File Number:  028-05205

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                               Danielle Rosenberg
Title:                              Controller
Phone:                              212-750-3220

Signature, Place, and Date of Signing:

Danielle Rosenberg             New York, NY              07/14/04
--------------               ----------------           ----------
Signature                      City, State                 Date

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:              $66,223

List of Other Included Managers:                     None



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

                                                           FORM 13F-HR

                                                     QUARTER ENDING 06/30/02
               COLUMN 1                 COLUMN 2   COLUMN 3    COLUMN 4   COLIMN 5               COLUMN 6    COL 7      COLUMN 8
               --------                 --------   --------   ---------- ----------              --------    -----      --------
                                         TITLE       CUSIP     VALUE       SHRS/     SH/  PUT/  INV. DISCR  OTHER    VOT AUTHOR.
            NAME OF ISSUER              OF CLASS    NUMBER     (x$1000)   PRN AMT   PRN   CALL  SOLE  SHRD   MGR    SOLE  SHRD  NONE
------------------------------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PLC                     COMMON -ADR 92857W100      2210      100000  SH            X                   X
MOLSON INC CL A                        COMMON      608710307      1270       50000  SH            X                   X
ALLEGIANCE TELECOM                     COMMON      01747T102         5     1000000  SH            X                   X
AMERICAN SUPERCONDUCTOR CRP            COMMON      030111108      1864      142500  SH            X                   X
CITIGROUP INC                          COMMON      172967101      3488       75000  SH            X                   X
CONSECO INC                            COMMON      208464883      3980      200000  SH            X                   X
CORVIS CORP                            COMMON      221009103      3401     2425000  SH            X                   X
ECHOSTAR COMMUNICATIONS CL-A           COMMON      278762109      3073      100000  SH            X                   X
GTECH HOLDINGS CORP                    COMMON      400518106      3705       80000  SH            X                   X
HCA INC                                COMMON      404119109      4579      110100  SH            X                   X
HEALTHNET INC                          COMMON      42222G108      1325       50000  SH            X                   X
LEVEL 3 COMMUNICATIONS INC             COMMON      52729N100      2106      600000  SH            X                   X
POLO RALPH LAUREN CORP                 COMMON      731572103      2584       75000  SH            X                   X
UNITEDHEALTH GROUP INC                 COMMON      91324P102      6225      100000  SH            X                   X
WAL-MART STORES INC                    COMMON      931142103      1847       35000  SH            X                   X
WEBMD CORPORATION                      COMMON      94769M105      2247      241300  SH            X                   X
XO COMMUNICATIONS                      COMMON      983764838       414      100000  SH            X                   X
ALLEGIANCE TELECOM 11.75% 02/15/08     DEBT        01747TAC6      1215     3000000  SH            X                   X
WORNICK CO 18.75% 07/15/01             DEBT        981628AA8       511      500000  SH
CALL UAB JUL 30                        OPTIONS     278762GAK        49         500  SH    CALL
PUT QQQ SEP 35                         OPTIONS     631100UBF       138        2500  SH    PUT
US TREASURY BILL 0% 07/15/04           DEBT        912795QT1     19990    20000000  SH
                                                                 66223

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